Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
Other current assets includes the following:

(in thousands of $)	June 30,	December 31,
	2020	2019
Prepaid expenses	12,151	2,788
Other receivables	3,047	1,044
Accrued income	398	2,534
Trade accounts receivable, net	699	5,425
Total other current assets	16,295	11,791